Offerings - Offering: 1	Sep. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A common shares, par value $0.002 per share
Amount Registered | shares	17,250,000
Proposed Maximum Offering Price per Unit	12.75
Maximum Aggregate Offering Price	$ 219,937,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 33,672.43
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). Payment of the registration fee at the time of filing of the registrant’s Registration Statement on Form F-3 (File No. 333-290009) on September 3, 2025, was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. This “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” filed as Exhibit 107 to the Registration Statement in accordance with Rules 456(b) and 457(r) under the Securities Act.

Assumes exercise in full of the underwriters’ option to purchase 2,250,000 additional shares.